Segmental information	6 Months Ended
Jun. 30, 2024
Disclosure of entity's operating segments [Abstract]
Segmental information	Segmental reporting
AngloGold Ashanti’s operating segments are being reported based on the financial information regularly provided to the Chief Executive Officer and the Executive Committee, collectively identified as the Chief Operating Decision Maker (CODM). Individual members of the Executive Committee are responsible for geographical regions of the business.
Under the Group’s operating model, the financial results and the composition of the operating segments are reported to the CODM per geographical region in addition to the Projects’ segment which comprises all the major non-sustaining capital projects with the potential to be developed into operating entities.
In addition to the geographical reportable segments structure, the Group has voluntarily disaggregated and disclosed the financial information on a line-by-line basis for each mining operation to facilitate comparability of mine performance.

	Six months	Six months
	ended	ended
	Jun	Jun
	2024	2023
Gold income
US Dollar million	Unaudited	Unaudited

AFRICA	1,699	1,475
Kibali - Attributable 45%	340	298
Iduapriem	289	239
Obuasi	249	242
Siguiri	291	258
Geita	530	438

AUSTRALIA	561	514
Sunrise Dam	272	250
Tropicana - Attributable 70%	289	264

AMERICAS	571	453
Cerro Vanguardia	207	158
AngloGold Ashanti Mineração (1)	273	223
Serra Grande	91	72

	2,831	2,442
Equity-accounted joint venture included above	(340)	(298)
	2,491	2,144

(1) Includes income from sale of gold concentrate.

By-product revenue
US Dollar million	Unaudited	Unaudited

AFRICA	3	2
Kibali - Attributable 45%	1	—
Siguiri	1	1
Geita	1	1

AUSTRALIA	2	2
Sunrise Dam	1	1
Tropicana - Attributable 70%	1	1

AMERICAS	57	38
Cerro Vanguardia	57	37
AngloGold Ashanti Mineração	—	1

	62	42
Equity-accounted joint venture included above	(1)	—
	61	42

Segmental reporting (continued)

	Six months	Six months
	ended	ended
	Jun	Jun
	2024	2023
Cost of sales
US Dollar million	Unaudited	Unaudited

AFRICA	1,092	1,060
Kibali - Attributable 45%	174	181
Iduapriem	167	195
Obuasi	180	157
Siguiri	261	234
Geita	310	293

AUSTRALIA	438	414
Sunrise Dam	215	196
Tropicana - Attributable 70%	206	202
Administration and other	17	16

AMERICAS	405	455
Cerro Vanguardia	175	151
AngloGold Ashanti Mineração	164	222
Serra Grande	65	80
Administration and other	1	2

CORPORATE AND OTHER	1	1

	1,936	1,930
Equity-accounted joint venture included above	(174)	(181)
	1,762	1,749

Gross profit (1)
US Dollar million	Unaudited	Unaudited

AFRICA	610	417
Kibali - Attributable 45%	167	117
Iduapriem	122	45
Obuasi	69	85
Siguiri	31	23
Geita	221	146
Administration and other	—	1

AUSTRALIA	125	102
Sunrise Dam	57	54
Tropicana - Attributable 70%	85	64
Administration and other	(17)	(16)

AMERICAS	222	37
Cerro Vanguardia	88	44
AngloGold Ashanti Mineração	108	2
Serra Grande	27	(8)
Administration and other	(1)	(1)

CORPORATE AND OTHER	(41)	(4)

	916	552
Equity-accounted joint venture included above	(167)	(117)
	749	435

(1) The Group’s segmental profit measure is gross profit (loss), which excludes the results of associates and joint ventures. For the reconciliation of gross profit
(loss) to profit (loss) before taxation, refer to the Group income statement.
Segmental reporting (continued)

	Six months	Six months
	ended	ended
	Jun	Jun
	2024	2023
Amortisation
US Dollar million	Unaudited	Unaudited

AFRICA	203	197
Kibali - Attributable 45%	43	45
Iduapriem	41	66
Obuasi	33	30
Siguiri	25	15
Geita	61	41

AUSTRALIA	83	66
Sunrise Dam	39	25
Tropicana - Attributable 70%	43	40
Administration and other	1	1

AMERICAS	84	80
Cerro Vanguardia	25	19
AngloGold Ashanti Mineração	49	42
Serra Grande	10	19

CORPORATE AND OTHER	2	2

	372	345
Equity-accounted joint venture included above	(43)	(45)
	329	300

Capital expenditure
US Dollar million	Unaudited	Unaudited

AFRICA	355	280
Kibali - Attributable 45%	61	44
Iduapriem	70	70
Obuasi	89	75
Siguiri	43	15
Geita	92	76

AUSTRALIA	86	73
Sunrise Dam	23	22
Tropicana - Attributable 70%	63	51

AMERICAS	91	134
Cerro Vanguardia	28	33
AngloGold Ashanti Mineração	46	74
Serra Grande	17	27

PROJECTS	19	10
Colombian projects	3	5
North American projects	16	5

	551	497
Equity-accounted joint venture included above	(61)	(44)
	490	453

Segmental reporting (continued)

	As at	As at
	Jun	Dec
	2024	2023
Total assets
US Dollar million	Unaudited	Audited

AFRICA	4,612	4,414
Kibali - Attributable 45%	1,046	1,066
Iduapriem	582	526
Obuasi	1,364	1,288
Siguiri	513	486
Geita	1,102	1,042
Administration and other	5	6

AUSTRALIA	899	942

AMERICAS	1,372	1,254
Cerro Vanguardia	606	524
AngloGold Ashanti Mineração	607	584
Serra Grande	142	127
Administration and other	17	19

PROJECTS	855	833
Colombian projects	191	194
North American projects	664	639

CORPORATE AND OTHER	629	732

	8,367	8,175